Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Reconciliation of goodwill

	2023 $m	2022 $m
Carrying value at 1 Jan	890	907
Exchange differences	6	(17)
Carrying value at 31 Dec	896	890

Reconciliation of other intangible assets

	2023 $m			2022 $m

	Distribution	Other		Distribution	Other
	rights	intangibles	Total	rights	intangibles	Total
	note (i)	note (ii)		note (i)	note (ii)
Balance at 1 Jan
Cost	5,176	489	5,665	5,037	425	5,462
Accumulated amortisation	(1,546)	(235)	(1,781)	(1,255)	(192)	(1,447)
	3,630	254	3,884	3,782	233	4,015
Additions	415	83	498	206	83	289
Amortisation charge	(330)	(49)	(379)	(301)	(48)	(349)
Disposals and transfers	—	(6)	(6)	—	(6)	(6)
Exchange differences and other movements	(6)	(5)	(11)	(57)	(8)	(65)
Balance at 31 Dec	3,709	277	3,986	3,630	254	3,884
Comprising:
Cost	5,585	537	6,122	5,176	489	5,665
Accumulated amortisation	(1,876)	(260)	(2,136)	(1,546)	(235)	(1,781)

Notes

(i)

Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.

(ii)	Included within other intangibles are software and licence fees.